UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway,  Ste. 2080, St. Louis, MO        63102

  (Address of principal executive offices)          (Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of Reporting Period:  5/31/2013

 Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2013 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 99.91%

Apparel Stores - 5.76%
5,280	Hanesbrands, Inc.	$ 263,261
860	Ross Stores, Inc.	55,313
5,690	TJX Cos., Inc.	287,971
		606,545
Application Software - .55%
770	Manhattan Associates, Inc. *	57,773

Auto Parts - 3.24%
280	AutoZone, Inc. *	114,472
5,100	Dorman Products, Inc.	227,103
		341,575
Beverages - 6.22%
2,385	Anheuser-Busch Inbev NV ADR	219,229
650	Boston Beer Co., Inc. *	99,346
1,600	Brown-Forman, Inc. Class-A	113,808
4,080	Monster Beverage Corp. *	222,727
		655,110
Biological Products (No Diagnostic Substances - 1.24%
15,850	PDL BioPharma, Inc.	130,763

Broadcasting-TV - .70%
1,485	CBS Corp.	73,508

Business Services - 6.10%
5,730	Angie's List, Inc. *	134,426
1,330	eBay, Inc. *	71,953
6,685	Envestnet, Inc. *	153,621
945	Opentable, Inc. *	63,032
145	Mastercartd, Inc.	82,686
470	Visa, Inc.	83,726
935	Zillow, Inc. *	52,491
		641,935
Cement - 1.27%
1,820	Eagle Materials, Inc.	134,225

Cigarettes - 2.13%
3,005	Lorillard, Inc.	127,532
1,065	Philip Morris International, Inc.	96,819
		224,351
Commodity, Contracts, Brokers & Dealers - 1.41%
11,915	Wisdom Tree Investments *	148,223

Consumer Goods - 3.03%
1,800	Ecolab, Inc.	152,046
1,400	Hershey Co.	124,754
950	Mattel, Inc.	42,513
		319,313
Crude Petroleum & Natural Gas - 1.19%
4,130	EPL Oil & Gas, Inc. *	125,759

Entertainment-Diversified - 3.44%
265	Priceline.com, Inc. *	213,041
2,360	Walt Disney Co.	148,869
		361,910
Fire, Marine & Casualty Insurance - 2.20%
5,160	Employers Holdings, Inc.	127,658
2,980	Homeowners Choice, Inc.	103,585
		231,243
Food & Kindred Products - 1.25%
1,980	The Hain Celestial Group, Inc. *	131,908

Footwear - 3.95%
2,535	Nike, Inc. Class-B	156,308
6,470	Skechers USA, Inc. *	145,575
2,180	Wolverine World Wide, Inc.	114,123
		416,006
Home Lawn & Garden Equipment - .63%
1,400	Toro Co.	66,724

Hospital & Medical Service Plans - 1.25%
3,475	Molina Healthcare, Inc. *	131,355

Industrial Goods - 3.93%
1,080	DXP Enterprises, Inc. *	63,796
2,705	Fastenal Co.	141,147
810	W.W. Grainger, Inc.	208,526
		413,469
Lumber & Wood Products (No Furniture) - 1.17%
7,040	Louisiana-Pacific Corp. *	123,693

Media Entertainment - 1.31%
610	Netflix, Inc. *	138,013

Medical Instruments & Supplies - 1.94%
6,000	Cantel Medical Corp.	204,240

Mortgage Bankers & Loan Correspondents - 1.29%
3,170	Owen Financial Corp. *	135,613

Motor Homes - 1.28%
6,500	Winnebago Industries, Inc. *	134,940

Oil & Natural Gas Exploration - 1.23%
14,700	Kodiak Oil & Gas Corp. *	129,066

Operative Builders - 1.00%
4,885	PulteGroup, Inc. *	105,467

Perfumes, Cosmetics & Other Toilet Preparations - 1.10%
2,000	Colgate Palmolive Co.	115,680

Personal Credit Services - 1.35%
590	Credit Acceptance Corp. *	67,177
810	World Acceptance Corp. *	74,812
		141,989
Pharmaceutical Preparations - 3.69%
760	Celgene Corp. *	93,974
5,900	Santarus, Inc. *	131,393
4,775	Questcor Pharmaceuticals, Inc.	163,162
		388,529
Processed & Packaged Goods - 1.25%
4,575	B&G Foods, Inc.	131,669

Railroads, Line-Haul Operating - 2.79%
1,040	Genesee & Wyoming, Inc. Class-A *	92,612
1,300	Union Pacific Corp.	201,006
		293,618
Recreation Vehicles - 1.41%
1,555	Polaris Industries, Inc.	148,518

Refrigeration & Service Industry Machine - 1.21%
780	Middleby Corp. *	127,522

Regional-Pacific Banks - 1.27%
8,985	CU Bancorp. *	133,248

Restaurants - 3.45%
1,250	McDonalds Corp.	120,713
3,840	Starbucks Corp.	242,457
		363,170
Retail Stores - 9.06%
730	Amazon.com, Inc. *	196,516
1,270	Bed Bath & Beyond, Inc. *	86,677
2,460	Dollar Tree, Inc. *	118,178
3,000	GNC Holdings Group, Inc.	135,090
4,400	Sally Beauty Co., Inc. *	134,684
1,500	Sherwin Williams Co.	282,795
		953,940
Retail-Auto Dealers & Gasoline Stations - 1.09%
2,210	Lithia Motors, Inc.	115,119

Retail-Drug Stores & Proprietary Store - .59%
995	Express Scripts Holding Co. *	61,809

Retail-Lumber - 1.40%
1,800	Lumber Liquidators Holdings, Inc. *	147,798

Services-Computer Programming, Data Processing, Etc. - 3.19%
4,350	Aspen Technology, Inc. *	133,197
135	Goggle, Inc. *	117,614
510	Linkedin Corp. *	85,440
		336,251
Soap, Detergent & Cleaning Preparations - 1.24%
2,140	Church & Dwight, Inc.	130,133

State Commercial Banks - 1.26%
7,440	FG Bancorp.	132,283

Television Services - 2.33%
1,460	Discovery Communications, Inc. *	115,150
1,930	Scripps Networks Interactive, Inc.	130,005
		245,155
Textile-Apparel Clothing - 2.88%
565	Polo Ralph Lauren Corp.	98,926
1,110	VF Corp.	204,084
		303,010
Wholesale-Groceries & Related Products - .64%
1,145	Domino's Pizza, Inc.	67,864

TOTAL FOR COMMON STOCKS (Cost $9,007,717) - 99.91%		$ 10,520,032

SHORT-TERM INVESTMENTS - .20%
20,766	Fidelity Institutional Money Market Govt. Class 0.01% (Cost $20,766) **	$ 20,766

TOTAL INVESTMENTS (Cost $9,028,483) - 100.10%		$ 10,540,798

LIABILITIES IN EXCESS OF OTHER ASSETS - .10%		(10,775)

NET ASSETS - 100.00%		$ 10,530,023

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at May 31, 2013.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,028,483 amounted to $1,512,316, which consisted of aggregate gross unrealized appreciation of $1,577,194 and aggregate gross unrealized depreciation of $64,878.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,520,032	$0	$0	$10,520,032
Cash Equivalents	$20,766	$0	$0	$20,766
Total	$10,540,798	$0	$0	$10,540,798

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/29/2013